Future operations and going concern (Details Narrative)		1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 08, 2018	Sep. 30, 2021	Sep. 27, 2021	Jun. 30, 2021 USD ($)	Jun. 29, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	May 18, 2020 CHF (SFr)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating income/(loss)							$ (26,688,000)		$ (18,532,000)	$ (20,504,000)
Working capital deficit						$ 17,800,000	17,800,000
Proceeds from convertible debt							44,362,000		22,053,000	$ 2,860,000
the "L1 Facility" | Convertible Debt
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding available						5,000,000	5,000,000
Convertible debt					$ 22,000,000	3,111,597	3,111,597
Proceeds from convertible debt				$ 11,000,000		6,000,000
Convertible debt rights, additional information					WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance
Unconverted notes payable						3,500,000	3,500,000
the "L1 First Amendment" | Convertible Debt
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible debt rights, additional information		WISeKey has the right to request L1 to subscribe for four “accelerated” note tranches of up to USD 2,750,000 each or any other amount agreed between the parties	WISeKey has the right to request L1 to subscribe for four L1 Accelerated Tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the L1 Accelerated Tranches issued under the L1 First Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount
the "Anson Facility" | Convertible Debt
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding available						5,500,000	5,500,000
Convertible debt					$ 22,000,000	5,937,142	5,937,142
Proceeds from convertible debt				$ 11,000,000		5,500,000
Convertible debt rights, additional information				WISeKey has the right to request Anson to subscribe for four “accelerated” note tranches of up to USD 2,750,000 each or any other amount agreed between the parties
Unconverted notes payable						6,700,000	6,700,000
Line of Credit [Member] | the "Nice & Green Facility"
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of credit | SFr													SFr 10,000,000.0
Outstanding facility available						$ 1,187,876	1,187,876		$ 1,224,832		SFr 1,083,111	SFr 1,083,111
Standyby Equity Distribution Agreement ("SEDA")
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Description	Pursuant to the SEDA, Yorkville commits to provide equity financing to WISeKey in the aggregate amount of up to CHF 50.0 million in exchange for Class B Shares over a three-year period.
Standby Equity Distribution Agreement Rights, description	WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the Class B Shares are issued out of authorized share capital) or purchase (if the Class B Shares are delivered out of treasury) Class B Shares worth up to CHF 5.0 million by drawdown, subject to certain exceptions and limitations. On March 04, 2020, the SEDA was extended by 24 months to March 31, 2023.
Standby Equity Distribution Agreement, drawdowns							$ 380,568	SFr 363,876
Outstanding available | SFr											SFr 45,643,955